united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

OnTrack Core Fund
Semi-Annual Report
June 30, 2018

Investor Class Shares (OTRFX)
Advisor Class Shares (OTRGX)

1-855-747-9555
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 3, 2018

Dear Shareholders,

This Semi-annual Report for the OnTrack Core Fund (“Fund”) covers the period from January 1, 2018 to June 30, 2018 (“the period”). Price Capital Management, Inc. serves as the sub-advisor to the OnTrack Core Fund. During the period, the Investor Class Shares of the Fund declined -1.23%, while the Advisor Class Shares of the Fund had a negative return of 1.34%. The Bloomberg-Barclays U.S. 1-3-month Treasury Bill Index earned 0.77% for the same period, and the S&P 500 Total Return Index produced 2.65%.

The stock market got off to a strong start in 2018, continuing the bull market uptrend that existed throughout 2017. Bonds had begun to weaken in 2017 against a backdrop of the Federal Reserve Bank continuing to raise interest rates while simultaneously shrinking its balance sheet. After peaking in January, the S&P 500 Index experienced a sharp 10% correction and has moved in a wide trading range ever since. The Merrill Lynch High Yield Master II Index followed a similar pattern. Unemployment is low and the economic environment is positive with no signs of a recession in the immediate future. In the Sub-advisor’s view, the market appears poised for an upside rather than a downside break out of the current trading range, but their intention is to position the Fund based on what the market is doing and not what they expect the market to do.

The Sub-advisor actively manages the Fund to seek total return while keeping the Fund’s volatility and downside risk below that of major market indices. Using a flexible investment approach, the Sub-advisor can become aggressive or defensive depending on their view of stock market conditions. From the outset of 2018, the Sub-advisor emphasized stocks over bonds in the Fund’s portfolio. It moved the Fund to a more defensive position as market conditions began to deteriorate by hedging stock positions with index short positions. As markets moved to the bottom of their trading ranges during the first quarter of 2018, the Sub-advisor removed all stock positions and their corresponding hedges. In April, it reestablished a small exposure to stocks, with a small portion of the Fund in cash and the remainder in low volatility bonds. The intent was to have the Fund positively correlated with the market, but with dampened volatility. At some point, the Sub-advisor anticipates the market will either resume the long-term uptrend that began in February 2016, or it will break out of the trading range to the downside. When either of these trends develop, the Sub-advisor will reposition the Fund accordingly. All risk can never be eliminated from an investment portfolio, but it is our focus to avoid life-changing losses that many investors experience in major bear market declines.

Thank you as always for your confidence in us. If at any time you would like further information about the OnTrack Core Fund, please visit our website at www.ontrackcore.com.

Price Capital Management, Inc.	Advisors Preferred, LLC

OnTrack Core Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmarks:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Five Years	January 15, 2013	June 21, 2013
OnTrack Core Fund - Investor Class	(1.23)%	0.87%	2.60%	2.86%	N/A
OnTrack Core Fund - Advisor Class	(1.34)%	0.64%	2.40%	N/A	2.36%
Bloomberg Barclays 1-3 Month T-Bill Index **	0.77%	1.29%	0.38%	0.36%	0.38%
Bloomberg Barclays U.S. Aggregate Bond Index ***	(1.62)%	(0.40)%	2.27%	1.65%	2.33%
S&P 500 Total Return Index ****	2.65%	14.37%	13.42%	14.25%	13.56%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s Prospectus dated May 1, 2018 is 3.13% for the Investor Class and 3.35% for the Advisor Class. For performance information current to the most recent month-end, please call 1-855-747-9555.

**	The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Holdings *	% of Net Assets
Open End Mutual Funds	67.1%
Money Market Funds	17.0%
Exchange Traded Funds	10.6%
Common Stock	5.3%
Other Assets Less Liabilities	0.0%
100.0%

*	Top Holdings does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value

	COMMON STOCK - 5.3%
	APPAREL - 0.1%
1,600	Hanesbrands, Inc.	$35,232

	BIOTECHNOLOGY - 0.2%
500	Incyte Corp. *	33,500
1,800	Intrexon Corp. *	25,092
		58,592
	COMPUTERS - 0.2%
2,400	3D Systems Corp. *	33,144
2,700	Diebold Nixdorf, Inc.	32,265
		65,409
	COSMETICS/PERSONAL CARE - 0.2%
2,400	Coty, Inc.	33,840
600	Edgewell Personal Care Co. *	30,276
		64,116
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
700	WageWorks, Inc. *	35,000

	ELECTRIC - 0.1%
800	SCANA Corp.	30,816

	FOOD - 0.5%
1,100	B & G Foods, Inc.	32,890
700	General Mills, Inc.	30,982
1,200	Hain Celestial Group, Inc. *	35,760
1,500	SUPERVALU, Inc. *	30,780
		130,412
	HEALTHCARE-PRODUCTS - 0.1%
600	NuVasive, Inc. *	31,272

	HEALTHCARE-SERVICES - 0.1%
700	Envision Healthcare Corp. *	30,807

	INTERNET - 0.2%
1,100	Criteo SA - ADR *	36,135
4,100	Pandora Meda, Inc. *	32,308
		68,443
	IRON/STEEL - 0.1%
6,600	AK Steel Holdings Corp. *	28,644

	MEDIA - 0.1%
1,000	DISH Network Corp. *	33,610

	OFFICE/BUSINESS EQUIPMENT - 0.1%
3,600	Pitney Browes, Inc.	30,852

	OIL & GAS - 0.2%
700	Apache Corp.	32,725
2,000	Range Resources Corp.	33,460
		66,185
	PHARMACEUTICALS - 0.2%
1,700	Mallinckrodt PLC *	31,722
900	Prestige Brands Holdings, Inc. *	34,542
		66,264
	PIPELINES - 0.2%
3,000	Enbridge Energy Partners LP	32,790
2,000	Kinder Morgan, Inc.	35,340
		68,130

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value

	COMMON STOCK - 5.3% (Continued)
	REITS - 1.9%
700	American Campus Communities, Inc.	$30,016
1,800	Empire State Realty Trust, Inc.	30,780
500	EPR Properties	32,395
1,400	HCP, Inc.	36,148
1,200	Healthcare Realty Trust, Inc.	34,896
1,300	Healthcare Trust of America, Inc.	35,048
2,100	Kimco Realty Corp.	35,679
1,000	Omega Healthcare Investors, Inc.	31,000
2,100	Physicians Realty Trust	33,474
600	Realty Income Corp.	32,274
1,700	Retail Opportunity Investments Corp.	32,572
1,500	Sabra Health Care REIT, Inc.	32,595
1,700	Senior Housing Properties Trust	30,753
1,500	Tanger Factory Outlet Centers, Inc.	35,235
600	Ventas, Inc.	34,170
400	Vornado Realty Trust	29,568
1,200	Weingarten Realty Investors	36,972
		563,575
	RETAIL - 0.4%
1,500	Bed Bath & Beyond, Inc.	29,887
10,500	JC Penney Co, Inc. *	24,570
800	L Brands, Inc.	29,504
1,900	Sally Beauty Holdings, Inc. *	30,457
		114,418
	SEMICONDUCTORS - 0.1%
1,000	Inphi Corp. *	32,610

	TELECOMMUNICATIONS - 0.2%
1,900	Finisar Corp. *	34,200
5,900	Sprint Corp. *	32,096
		66,296

	TOTAL COMMON STOCK (Cost - $1,634,762)	1,620,683

	EXCHANGE TRADED FUNDS - 10.6%
	DEBT FUNDS - 5.5%
54,000	VanEck Vectors High-Yield Municipal Index ETF	1,699,380

	EQUITY FUNDS - 5.1%
1,800	Invesco QQQ Trust Series 1	308,970
1,900	iShares Russell 2000 ETF	311,163
1,100	SPDR S&P 500 ETF Trust	298,408
1,300	SPDR Dow Jones Industrial Average ETF Trust	315,549
900	SPDR S&P MidCap 400 ETF Trust	319,518
		1,553,608

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,251,293)	3,252,988

	OPEN END MUTUAL FUNDS - 67.1%
	DEBT FUNDS - 67.1%
824,426	AlphaCentric Income Opportunities Fund - Class I	10,140,437
743,777	BlackRock High Yield Portfolio - Institutional Class	5,660,143
242,954	Braddock Multi-Strategy Income Fund - Institutional Class	2,502,429
322,026	JPMorgan High Yield Fund - Class I	2,321,807
	TOTAL OPEN END MUTUAL FUNDS (Cost - $20,814,200)	20,624,816

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 17.0%
	MONEY MARKET FUNDS - 17.0%
2,609,427	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.77% (a)	$2,609,427
2,609,427	First American Government Obligations Fund - Class Z 1.77% (a)	2,609,427
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,218,854)	5,218,854

	TOTAL INVESTMENTS - 100.0% (Cost - $30,919,109)	$30,717,341
	OTHER ASSETS LESS LIABILITIES - 0.0%	20,026
	NET ASSETS - 100.0%	$30,737,367

*	Non-income producing security.

ADR- American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REITS - Real Estate Investment Trusts

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

ASSETS
Investment securities:
At cost	$30,919,109
At value	$30,717,341
Dividends and interest receivable	96,281
Segregated collateral at broker - futures	86
Prepaid expenses and other assets	3,624
TOTAL ASSETS	30,817,332

LIABILITIES
Investment advisory fees payable	63,196
Payable for Fund shares redeemed	8,846
Distribution (12b-1) fees payable - Advisor Class	5,507
Shareholder service fees payable - Investor Class	2,416
TOTAL LIABILITIES	79,965
NET ASSETS	$30,737,367

Composition of Net Assets:
Paid in capital	$37,641,030
Accumulated undistributed net investment income	1,800,544
Accumulated net realized loss from investments	(8,502,439)
Net unrealized depreciation on:
Investments	(201,768)
NET ASSETS	$30,737,367

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$30,010,584
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	620,570
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$48.36
Advisor Class Shares:
Net Assets	$726,783
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,969
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$48.55

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Dividends (net of $31 tax withholding)	$537,602
Interest	41,878
TOTAL INVESTMENT INCOME	579,480

EXPENSES
Investment advisory fees	433,051
Shareholder service fees - Investor Class	4,702
Distribution (12b-1) fees - Advisor Class	4,117
Other expenses	551
TOTAL EXPENSES	442,421

NET INVESTMENT INCOME	137,059

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(658,919)
Futures	84,756
Swaps	482,257
Net Realized Loss on Investments, Futures and Swaps	(91,906)

Net change in unrealized (depreciation) on:
Investments	(285,090)
Swaps	(188,870)
Net Change in Unrealized Depreciation on Investments and Swaps	(473,960)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(565,866)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(428,807)

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$137,059	$41,819
Net realized gain (loss) on investments, futures and swaps	(91,906)	2,602,564
Net change in unrealized depreciation on investments and swaps	(473,960)	(310,670)
Net increase (decrease) in net assets resulting from operations	(428,807)	2,333,713

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	—	(813,744)
Advisor Class	—	(117,802)
Total distributions to shareholders	—	(931,546)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	4,219,186	2,412,296
Advisor Class	427,208	265,901
Reinvestment of dividends and distributions:
Investor Class	—	600,591
Advisor Class	—	109,905
Cost of shares redeemed:
Investor Class	(4,573,343)	(9,271,140)
Advisor Class	(4,519,723)	(828,707)
Net decrease from shares of beneficial interest transactions	(4,446,672)	(6,711,154)

NET DECREASE IN NET ASSETS	(4,875,479)	(5,308,987)

NET ASSETS
Beginning of period	35,612,846	40,921,833
End of period *	$30,737,367	$35,612,846
* Includes accumulated undistributed net investment income of:	$1,800,544	$1,663,485

SHARE ACTIVITY
Investor Class:
Shares Sold	85,353	49,709
Shares Reinvested	—	12,240
Shares Redeemed	(92,931)	(192,126)
Net decrease in shares of beneficial interest outstanding	(7,578)	(130,177)

Advisor Class:
Shares Sold	8,494	5,385
Shares Reinvested	—	2,228
Shares Redeemed	(92,294)	(16,730)
Net decrease in shares of beneficial interest outstanding	(83,800)	(9,117)

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Investor Class
	For the Six Months						For the Period Ended
	Ended June 30,		For the Year Ended December 31,				December 31,
	2018		2017	2016	2015	2014	2013 (a)
	(Unaudited)
Net asset value, beginning of year or period	$48.96		$47.21	$45.77	$50.79	$52.19	$50.00
Activity from investment operations:
Net investment income (loss) (b)	0.21		0.06	0.23	(0.43)	(0.19)	(0.28)
Net realized and unrealized gain (loss) on investments	(0.81)		3.01	4.54	(1.77)	0.50	2.53
Total from investment operations	(0.60)		3.07	4.77	(2.20)	0.31	2.25
Less distributions from:
Net investment income	—		(1.32)	(3.33)	(2.82)	(0.93)	(0.06)
Net realized gains	—		—	—	—	(0.78)	—
Total distributions	—		(1.32)	(3.33)	(2.82)	(1.71)	(0.06)
Net asset value, end of year or period	$48.36		$48.96	$47.21	$45.77	$50.79	$52.19
Total return (c)	(1.23	)% (d)	6.49%	10.41%	(4.42)%	0.56%	4.51	% (d)
Net assets, at end of year or period (000s)	$30,011		$30,753	$35,802	$40,314	$87,866	$139,977
Ratio of net expenses to average net assets (e)	2.53	% (f)	2.53%	2.53%	2.51%	2.55%	2.56	% (f)
Ratio of net investment income (loss) to average net assets (e,g)	0.86	% (f)	0.14%	0.48%	(0.84)%	(0.37)%	(0.57	)% (f)
Portfolio Turnover Rate	352	% (d)	515%	435%	589%	338%	412	% (d)

(a)	Investor Class commenced operations on January 15, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(c)	Total return assumes reinvestment of all distributions.

(d)	Not annualized.

(e)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Advisor Class
	For the Six Months							For the Period Ended
	Ended June 30,		For the Year Ended December 31,					December 31,
	2018		2017	2016		2015	2014	2013 (a)
	(Unaudited)
Net asset value, beginning of year or period	$49.21		$47.45	$46.00		$50.74	$52.15	$51.31
Activity from investment operations:
Net investment income (loss) (b)	0.05		(0.04)	(0.20)		(0.61)	(0.26)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.71)		3.02	4.88		(1.70)	0.50	0.89
Total from investment operations	(0.66)		2.98	4.68		(2.31)	0.24	0.84
Less distributions from:
Net investment income	—		(1.22)	(3.23)		(2.43)	(0.87)	—
Net realized gains	—		—	—		—	(0.78)	—
Total distributions	—		(1.22)	(3.23)		(2.43)	(1.65)	—
Net asset value, end of year or period	$48.55		$49.21	$47.45		$46.00	$50.74	$52.15
Total return (c)	(1.34	)% (e)	6.27%	10.18	% (d)	(4.63)%	0.41%	1.64	% (e)
Net assets, at end of year or period (000s)	$727		$4,860	$5,120		$6,195	$18,306	$30,344
Ratio of net expenses to average net assets (f)	2.75	% (g)	2.75%	2.75%		2.75%	2.75%	2.69	% (g)
Ratio of net investment income (loss) to average net assets (f,h)	0.20	% (g)	(0.07)%	(0.40)%		(1.20)%	(0.50)%	(0.20	)% (g)
Portfolio Turnover Rate	352	% (e)	515%	435%		589%	338%	412	% (e)

(a)	Advisor Class commenced operations on June 21, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(c)	Total return assumes reinvestment of all distributions.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018

1.	ORGANIZATION

OnTrack Core Fund (the “Fund”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total returns while keeping the Fund’s volatility and downside risk below that of major equity market indices. The Fund commenced operations on January 15, 2013.

The Fund currently offers two classes of shares: Investor Class and Advisor Class. Investor Class shares commenced operations on January 15, 2013 and Advisor Class shares commenced operations on June 21, 2013. Investor Class and Advisor Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$1,620,683	$—	$—	$1,620,683
Exchange Traded Funds	3,252,988	—	—	$3,252,988
Open End Mutual Funds	20,624,816	—	—	$20,624,816
Short-Term Investments	5,218,854	—	—	5,218,854
Total Investments	$30,717,341	$—	$—	$30,717,341

*	Refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of any level during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Fund’s December 31, 2018 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives, amounted to $97,821,840 and $96,674,112, respectively.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with money market investments as indicated on the Portfolio of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Under the tri-party agreement, the amount lost would be profits on the swap that had not yet been moved to the custody bank under the tri-party arrangements. Amounts expected to be owed to the Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain from Swaps
Net realized gain from Futures
Net change in unrealized appreciation (depreciation) on swaps

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2018:

Realized gain (loss) on derivatives recognized in the Statement of Operations
					Total for the
	Commodity				Six Months Ended
Derivative Investment Type	Risk	Interest Rate Risk	Equity Risk	Currency Risk	June 30, 2018
Futures	$—	$14,540	$70,216	$—	$84,756
Swaps	—	—	482,257	—	482,257
Total	$—	$14,540	$552,473	$—	$567,013

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
					Total for the
	Commodity				Six Months Ended
Derivative Investment Type	Risk	Interest Rate Risk	Equity Risk	Currency Risk	June 30, 2018
Swaps	$—	$—	$(188,870)	$—	$(188,870)

Associated Risk

The derivative instruments outstanding as of June 30, 2018 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments (the “Product”) issued for the Fund by Barclays Bank (“Barclays”) and Credit Suisse (“CS”). If Barclays or CS become insolvent, Barclays or CS may not be able to make any payments under the Product and investors may lose their Fund capital invested in the Product. A decline in Barclays or CS financial standing is likely to reduce the market value of the Product and therefore the price the Fund may receive for the Product if it sells it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

5.	INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment Advisor to the Fund. The Advisor has engaged Price Capital Management, Inc. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund.

Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.50% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Fund, with the exception of shareholder servicing fees, 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any) and extraordinary expenses. Pursuant to the advisory agreement, the Advisor received $433,051 in advisory fees for the six months ended June 30, 2018.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, GFS provides administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. These expenses are the responsibility of the Advisor.

In addition, certain affiliates of GFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of the Advisor.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Advisor Class shares pursuant to which the Fund pays fees to Ceros Financial Services, Inc. (“Ceros” or “Distributor”), an affiliate of the Advisor, to provide distribution and/or shareholder services to the Fund. Under the Rule 12b-1 Plan, Advisor Class shares of the Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Advisor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2018 pursuant to the Rule 12b-1 Plan, the Advisor Class paid $4,117 which was paid out to brokers and dealers.

The Trust has adopted a Shareholder Services Agreement under the 1940 Act for the Fund’s Investor Class pursuant to which the Fund pays fees to the Distributor for providing administrative shareholder services and/or account maintenance services at an annual rate of up to 0.25%, of the Fund’s average net assets attributable to Investor Class shares. During the six months ended June 30, 2018, pursuant to the Shareholder Services Agreement, the Investor Class paid $4,702 which was paid out to brokers and dealers.

Each Trustee who is not an “interested person” of the Trust or Advisor was compensated at a rate of $20,000 per year, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2018, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund and received $18,420 in trade commissions.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2018, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$30,919,557	$47,734	$249,950	$(202,216)

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2017	December 31, 2016
Ordinary Income	$931,546	$2,775,434

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,852,355	$—	$(31,652)	$(8,378,433)	$—	$82,874	$(6,474,856)

The difference between book basis and tax basis accumulated undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market adjustment on swap contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $31,652.

At December 31, 2017, the Fund utilized capital losses in the amount of $827,645, and had remaining capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Utilized	Short-Term	Long-Term	Total
$827,645	$7,306,446	$1,071,987	$8,378,433

Permanent book and tax differences, primarily attributable to tax adjustments for grantor trusts and the book/tax basis treatment of swap gains (losses) resulted in reclassifications for the year ended December 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$1,616,843	$(1,616,843)

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in AlphaCentric Income Opportunities Fund - Class I (“AlphaCentric”). The Fund may redeem its investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of AlphaCentric. The financial statements of AlphaCentric, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018 the percentage of the Fund’s net assets invested in AlphaCentric was 33.0%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2018, NFS LLC FEBO held approximately 60.71% of the Fund for the benefit of its customers.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

OnTrack Core Fund
EXPENSE EXAMPLE (Unaudited)
June 30, 2018

As a shareholder of OnTrack Core Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the OnTrack Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the OnTrack Core Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending
Actual	Expense	Account	Account	Expenses Paid During Period *
Expenses	Ratio	1/1/2018	6/30/2018	1/1/2018-6/30/2018
Investor Class	2.53%	$1,000.00	$986.60	$12.46
Advisor Class	2.75%	$1,000.00	$987.70	$13.55
Table 2
Hypothetical	Annualized	Beginning	Ending
(5% return before	Expense	Account	Account	Expenses Paid During Period *
expenses)	Ratio	1/1/2018	6/30/2018	1/1/2018-6/30/2018
Investor Class	2.53%	$1,000.00	$1,012.25	$12.62
Advisor Class	2.75%	$1,000.00	$1,011.16	$13.71

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Price Capital Management, Inc.
85 Chanteclaire Circle
Gulf Breeze, FL 32561

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/7/18

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 9/7/18